RELATED-PARTY TRANSACTIONS - Operations with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Controlling shareholders
RELATED PARTY TRANSACTIONS
Guarantee fee percentage	0.95%	0.95%	0.95%
Debenture guarantee fees	R$ 194	R$ 689	R$ 4,732
Revenue from rental agreement	445	801	1,001
Investments
RELATED PARTY TRANSACTIONS
Sales to Related parties	1,382,584	630,190	421,415
Purchases from related parties	129,513	121,618	141,275
Net amount, related party transactions	R$ 1,253,071	R$ 508,572	R$ 280,140